Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia Emerging Markets Bond Fund Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 11,916	$ 10,530	$ 10,099	$ 12,585	$ 11,968	$ 11,614	$ 10,639	$ 11,343	$ 10,601	$ 9,206	$ 10,000
Columbia Emerging Markets Bond Fund Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 12,792	11,218	10,696	13,231	12,498	12,037	10,964	11,607	10,767	9,275	10,000
Columbia Emerging Markets Bond Fund Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 12,717	11,169	10,642	13,185	12,450	12,008	10,933	11,591	10,748	9,262	10,000
Columbia Emerging Markets Bond Fund Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 12,537	11,014	10,524	13,042	12,342	11,906	10,864	11,523	10,707	9,252	10,000
Columbia Emerging Markets Bond Fund Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 12,524	11,015	10,513	13,040	12,341	11,905	10,854	11,523	10,707	9,253	10,000
Columbia Emerging Markets Bond Fund Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,631	10,253	9,821	12,204	11,577	11,196	10,241	10,890	10,144	8,791	9,525
JP Morgan Emerging Markets Bond Index Global [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan Emerging Markets Bond Index - Global
Account Value	$ 13,044	$ 11,576	$ 11,029	$ 13,586	$ 13,038	$ 12,559	$ 11,103	$ 11,643	$ 11,140	$ 9,702	$ 10,000